PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

			Machinery,
			equipment	Work in
	Lands	Buildings	and facilities	progress	Other (1)	Total
Average rate %		4.03	5.86		16.24

Cost
Balance as of December 31, 2019	10,321,574	8,767,789	42,520,577	969,701	933,326	63,512,967
Additions	2,274	2,825	194,086	1,289,738	14,332	1,503,255
Write-offs	(213,399)	(26,564)	(92,915)	(18,853)	(25,189)	(376,920)
Transfer and other (3)	(198,144)	459,084	562,747	(1,357,202)	137,126	(396,389)
Balance as of December 31, 2020	9,912,305	9,203,134	43,184,495	883,384	1,059,595	64,242,913
Additions	38,786		319,887	1,768,938	22,973	2,150,584
Write-offs (2)	(539,528)	(1,656)	(253,341)	(1,323)	(13,763)	(809,611)
Transfer and other (3)	379,539	214,340	698,591	(1,047,084)	35,796	281,182
Balance as of December 31, 2021	9,791,102	9,415,818	43,949,632	1,603,915	1,104,601	65,865,068

Depreciation
Balance as of December 31, 2019		(2,979,916)	(18,850,386)		(561,720)	(22,392,022)
Additions		(291,862)	(2,390,583)		(110,012)	(2,792,457)
Write-offs		25,992	64,397		8,067	98,456
Balance as of December 31, 2020		(3,245,786)	(21,176,572)		(663,665)	(25,086,023)
Additions		(331,691)	(2,356,184)		(120,796)	(2,808,671)
Write-offs		495	186,775		11,535	198,805
Transfer and other		(115)	1,145		(506)	524
Balance as of December 31, 2021		(3,577,097)	(23,344,836)		(773,432)	(27,695,365)

Book value
Balance as of December 31, 2020	9,912,305	5,957,348	22,007,923	883,384	395,930	39,156,890
Balance as of December 31, 2021	9,791,102	5,838,721	20,604,796	1,603,915	331,169	38,169,703

1)Includes vehicles, furniture and utensils and computer equipment.
2)Includes, mainly, the write-off for the sale of rural properties to Turvinho (Note 1.2.2).
3)	Includes transfers carried out between the items of property, plant and equipment, intangible, inventories and assets held for sale (Note 1.2.2).